Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income [Abstract]
Net gains (losses) on disposal of loans		€ 19	€ (128)	€ 237
Insurance premiums	[1]	4	89	108
Net income (loss) from hedge relationships qualifying for hedge accounting		(609)	(370)	(910)
Consolidated investments		0	362	470
Remaining other income	[2]	112	1,100	763
Total other income (loss)		€ (475)	€ 1,053	€ 669

[1]	Net of reinsurance premiums paid. The development is primarily driven by Abbey Life Assurance Company Limited which has been sold in 2016
[2]	Includes net gains (losses) of (81)million, 744million and 237million for the years ended December31, 2017, 2016 and 2015, respectively, that are related to non-current assets and disposal groups held for sale